Stock Option Plan - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Exercised (in shares)	(5,120)	(7,633)	(6,144)
Stock Options and Stock Appreciation Rights [Member]
Shares
Option outstanding at beginning of year (in shares)	49,895	58,092	63,539
Granted (in shares)	140,997	4,333	4,333
Exercised (in shares)	(5,545)	(10,177)	(8,192)
Forfeited or expired (in shares)	(1,500)	(2,353)	(1,588)
Option outstanding at end of year (in shares)	183,847	49,895	58,092
Options exercisable at year end (in shares)	13,553	13,085	16,085
Weighted Average Exercise Price
Outstanding weighted-average exercise price at beginning of year (in dollars per share)	$ 30.19	$ 28.52	$ 27.32
Granted weighted-average exercise price (in dollars per shares)	40.36	36.23	34.31
Exercised weighted-average exercise price (in dollars per shares)	27.38	23.69	22.68
Forfeited or expired weighted-average exercise price (in dollars per shares)	28.44	28.22	26.52
Outstanding weighted-average exercise price at end of year (in dollars per shares)	38.08	30.19	28.52
Options exercisable weighted-average exercise price at year end (in dollars per shares)	$ 29.29	$ 28.55	$ 25.94